Expenses by Nature - Schedule of Net in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve beginning	$ 13,682	$ 10,238
Restructuring charges incurred	31,354	93,383
Cash payments and disposals	(37,609)	(89,656)
Currency translation	1,452	(283)
Liability reserve ending	8,879	13,682
Severance [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve beginning	4,781	3,651
Restructuring charges incurred	25,212	46,474
Cash payments and disposals	(25,355)	(45,267)
Currency translation	952	(77)
Liability reserve ending	5,590	4,781
Contract termination [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve beginning	1,718	1,597
Restructuring charges incurred	1,867	2,854
Cash payments and disposals	(3,587)	(2,684)
Currency translation	219	(49)
Liability reserve ending	217	1,718
Asset impairment [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve beginning	91	359
Restructuring charges incurred	55	29,392
Cash payments and disposals	(151)	(29,655)
Currency translation	5	(5)
Liability reserve ending		91
Other [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve beginning	7,092	4,631
Restructuring charges incurred	4,220	14,663
Cash payments and disposals	(8,516)	(12,050)
Currency translation	276	(152)
Liability reserve ending	$ 3,072	$ 7,092